N-6	Oct. 10, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Oct. 10, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 10. Standard Death Benefits (N-6) [Table Text Block]

For policies issued on or after November 3, 2025, the Rider Face Amount provided by the Flex Coverage Rider, if elected, is $0 at issue.

You may only request an increase to the Rider Face Amount under the Flex Coverage Rider to begin in Policy Year 2 or thereafter. An increase to a future scheduled increase may only begin in Policy Year 2 or thereafter. An unscheduled increase may only begin in Policy Year 2 or thereafter. Requests for an unscheduled increase to begin prior to Policy Year 2 to align with salary increases are subject to certain limitations and our approval.